TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of transferred financial assets that are not derecognised in their entirety [text block]

NOTE 50: TRANSFERS OF FINANCIAL ASSETS

There were no significant transferred financial assets which were derecognised in their entirety, but with ongoing exposure. Details of transferred financial assets that continue to be recognised in full are as follows.

The Group enters into repurchase and securities lending transactions in the normal course of business that do not result in derecognition of the financial assets covered as substantially all of the risks and rewards, including credit, interest rate, prepayment and other price risks are retained by the Group. In all cases, the transferee has the right to sell or repledge the assets concerned.

As set out in note 30, included within financial assets measured at amortised cost are loans transferred under the Group’s securitisation and covered bond programmes. As the Group retains all of a majority of the risks and rewards associated with these loans, including credit, interest rate, prepayment and liquidity risk, they remain on the Group’s balance sheet. Assets transferred into the Group’s securitisation and covered bond programmes are not available to be used by the Group whilst the assets are within the programmes. However, the Group retains the right to remove loans from the covered bond programmes where they are in excess of the programme’s requirements. In addition, where the Group has retained some of the notes issued by securitisation and covered bond programmes, the Group has the ability to sell or pledge these retained notes.

The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 30). Except as otherwise noted below, none of the liabilities shown in the table below have recourse only to the transferred assets.

	2018		2017
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	6,815	961	9,946	3,257
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	7,279	5,337	19,359	16,753
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	41,674	5,479	35,475	3,660

1	The carrying value of associated liabilities excludes securitisation notes held by the Group of £31,701 million (31 December 2017: £21,536 million).